S000009909 [Member] Expense Example - AMG River Road Large Cap Value Select Fund	Oct. 31, 2025 USD ($)
Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 97
Expense Example, with Redemption, 3 Years	335
Expense Example, with Redemption, 5 Years	592
Expense Example, with Redemption, 10 Years	1,327
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	424
Expense Example, with Redemption, 10 Years	$ 964